VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2014
VARIABLE INTEREST ENTITIES
VARIABLE INTEREST ENTITIES

10.VARIABLE INTEREST ENTITIES

The Company is required to consolidate variable interest entities in which the Company is the primary beneficiary. The primary beneficiary has both the power to direct the activities of the VIE that most significantly impact the entity’s economic performance and the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE.

The Company assesses all aspects of its interest in the entity and uses its judgment when determining if the Company is the primary beneficiary. Other qualitative factors that are considered include decision-making responsibilities, the VIE’s capital structure, risk and rewards sharing, contractual agreements with the VIE, voting rights and level of involvement of other parties. A reassessment of the primary beneficiary conclusion is conducted when there are changes in the facts and circumstances related to a VIE.

SPONSORED INVESTMENTS

Enbridge Income Fund

The Fund is an unincorporated open-ended trust established by a trust indenture under the laws of the Province of Alberta and is considered a VIE by virtue of its capital structure. The Company is the primary beneficiary of the Fund through its combined 66.4% (2013 - 67.3%; 2012 - 67.7%) economic interest, held indirectly through a common investment in ENF, a direct common trust unit investment in the Fund and a preferred unit investment in a wholly-owned subsidiary of the Fund. Enbridge also serves in the capacity of Manager of ENF, the Fund and its subsidiaries. The creditors of the Fund have no recourse to the general credit of the Company.

The summarized impact of the Company’s interest in the Fund on earnings, cash flows and financial position is presented below. Earnings include the results of operations of certain assets and equity interests acquired by the Fund from indirect wholly-owned subsidiaries of Enbridge since their acquisition in December 2012 and November 2014 (Note 19).

Year ended December 31,	2014	2013	2012
(millions of Canadian dollars)
Revenues	416	403	288
Operating and administrative expense	(135)	(126)	(83)
Depreciation and amortization	(136)	(130)	(87)
Income from equity investments	72	57	54
Interest expense	(59)	(91)	(68)
Income taxes	(43)	(27)	(35)
Earnings	115	86	69
Loss attributable to noncontrolling interests	11	24	12
Earnings attributable to Enbridge Inc.	126	110	81
Cash flows
Cash provided by operating activities	277	260	200
Cash used in investing activities	(1,806)	(98)	(160)
Cash provided by/(used in) financing activities	1,531	(323)	1,495
Increase/(decrease) in cash and cash equivalents	2	(161)	1,535

December 31,	2014	2013
(millions of Canadian dollars)
Current assets	114	84
Property, plant and equipment, net	2,226	2,317
Long-term investments	441	227
Deferred amounts and other assets1	1,304	130
Current liabilities	(149)	(388)
Long-term debt	(2,544)	(1,364)
Other long-term liabilities	(79)	(26)
Deferred income taxes	(441)	(426)
Net assets before noncontrolling interests	872	554
1	Includes an investment of $945 million in Class A units of Enbridge subsidiaries by the Fund completed in November 2014.

GAS PIPELINES, PROCESSING AND ENERGY SERVICES

Magicat Holdco LLC

Through its 80% controlling interest in Magicat Holdco LLC acquired on December 31, 2014, the Company is the primary beneficiary of the Magic Valley and Wildcat wind farms (Note 6). These wind farms are considered VIEs by virtue of the Company’s voting rights and its power to direct the activities that most significantly impact the economic performance of the wind farms.

As at December 31, 2014, the Company’s investment in the Magic Valley and Wildcat wind farms was $394 million, with their carrying amounts of assets and liabilities consolidated by the Company of $759 million and $14 million, respectively. The wind farms’ assets can only be used to settle their obligations. Enbridge does not have an obligation to provide financial support to these VIEs other than an indirect obligation, as prescribed by the terms of certain indemnities and guarantees, to pay the liabilities of the wind farms in the event of a default.